SHARE INCENTIVE PLAN - Share option activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of options outstanding
Outstanding at beginning of year	4,079,261	2,536,956	2,566,256
Granted	20,000	2,109,305
Exercised		(550,000)
Forfeited	(42,250)	(17,000)	(29,300)
Outstanding at end of year	4,057,011	4,079,261	2,536,956	2,566,256
Exercisable at end of year	3,517,781
Weighted average exercise price
Outstanding at beginning of year	$ 7.09	$ 2.15	$ 2.15
Granted	0.01	11.42
Exercised		1.08
Forfeited	11.66	2.32	1.76
Outstanding at end of year	7.00	7.09	2.15	$ 2.15
Exercisable at end of the year	6.36
Weighted average grant-date fair value per option
Outstanding at beginning of year	3.57	1.03	1.02
Granted	17.39	5.75
Exercised		0.22
Forfeited	5.34	0.79	0.41
Outstanding at end of year	3.62	$ 3.57	$ 1.03	$ 1.02
Exercisable at end of the year	$ 3.09
Weighted-average remaining contractual term (years)
Weighted-average remaining contractual term (in years)	5 years 11 months 5 days	6 years 10 months 28 days	4 years 6 months 11 days	5 years 6 months 7 days
Weighted-average remaining contractual term, granted (in years)	9 years 3 months 4 days
Weighted-average remaining contractual term, exercisable at end of the year (in years)	5 years 6 months 11 days
Aggregate intrinsic value
Aggregate intrinsic value	$ 10,337	$ 51,117	$ 15,281	$ 4,639
Aggregate intrinsic value, granted	117
Aggregate intrinsic value, exercisable at end of the year	$ 10,220